Basis of Presentation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Accumulated deficit	$ 30,790,017	$ 24,775,687
Net loss	6,014,330	4,271,294	$ 5,044,014
Equity	$ 319,997	$ (1,206,450)	$ 601,781	$ (1,806,220)